Income Tax - Schedule of Valuation Allowance (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Schedule of Valuation Allowance [Abstract]
Beginning balance	$ (19,267)
Change	(3,500)
Ending balance	$ (22,767)